Reverse Recapitalization and Pre-Closing Financing (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of assets and liabilities acquired
As part of the recapitalization, the Company acquired the assets and liabilities listed below (in thousands):

As of June 13, 2025
Cash	$1,269
Prepaid expenses and other assets	1,710
Accounts payable	(1,303)
Accrued expenses	(1,151)
Net assets acquired	$525